CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (62,764)		$ (18,235)		$ (4,920)
Adjustments to reconcile net loss to total cash flows (used in) provided by operating activities:
Loss from discontinued operations	0		0		515
Depreciation of vessels and equipment	38,914		34,891		29,880
Amortization of dry docking	4,763		4,078		4,186
Expenditure for dry docking	(5,978)		(3,478)		(8,204)
(Loss) gains on derivatives, net	0		16		(10,474)
Debt issuance expense amortization	2,217		2,323		1,340
Financial loss on extinguishment of debt	940		0		0
Amortization of intangible assets	175		175		305
(Gain) on sale of vessels	(3,564)		0		(724)
Net losses from investments in affiliates	1,175		1,073		341
Allowance for doubtful accounts	1,266		598		359
Loss on write-down of vessels	16,000	[1]	0	[1]	0	[1]
Share - based compensation	530		1,079		1,266
(Increase) decrease in assets:
Accounts receivable	(6,760)		(6,916)		(8,632)
Other receivables, operating supplies and inventories and prepaid expenses	(13,599)		(12,302)		(2,827)
Other	3,109		(2,261)		1,369
Increase (decrease) in liabilities:
Accounts payable and customer advances	18,515		10,324		10,661
Other payables	1,126		3,407		6,403
Net cash (used in) provided by operating activities from continuing operations	(3,935)		14,772		20,844
Net cash (used in) operating activities from discontinued operations	0		(15)		(1,950)
Total cash flows (used in) provided by operating activities	(3,935)		14,757		18,894
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of vessels and equipment ($10,904 in 2012 for barges built, sold and leased-back)	(50,920)		(97,863)		(105,247)
Proceeds from disposals of vessels, net ($13,020 in 2012 for barges sold and leased-back)	16,870		0		36,584
Other investing activities, net	1,537		0		12,574
Net cash (used in) investing activities from continuing operations	(32,513)		(97,863)		(56,089)
Net cash provided by investing activities from discontinued operations	0		0		1,950
Total cash flows (used) in investing activities	(32,513)		(97,863)		(54,139)
CASH FLOWS FROM FINANCING ACTIVITIES
Scheduled repayments of long-term financial debt	(20,930)		(13,286)		(11,292)
Early repayment of long-term financial debt	(23,911)		0		0
Short-term credit facility borrowings	8,275		10,500		0
Short-term credit facility repayments	0		(25,500)		0
Proceeds from issuance of common stock, net of expenses	219,122		0		0
Proceeds from long-term financial debt	41,125		41,900		25,000
Proceeds from issuance of 7.25% Senior Convertible Notes, net of issuance costs	0		0		76,095
Other financing activities, net	886		(1,982)		(2,189)
Net cash provided by financing activities	224,567		11,632		87,614
Net increase (decrease) in cash and cash equivalents	188,119		(71,474)		52,369
Cash and cash equivalents at the beginning of year (including $289, $304 and $304 related to discontinued operations)	34,096		105,570		53,201
Cash and cash equivalents at the end of year (including $289, $289 and $304 related to discontinued operations)	$ 222,215		$ 34,096		$ 105,570

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.